FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404



September 1, 2000


Filed Via EDGAR (CIK #0000357310)
Securities and Exchange Commission Judiciary
Plaza 450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:   Franklin Federal Tax-Free Income Fund (Registrant)
            File Nos. (2-75925 and 811-3395)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 29, 2000.

Sincerely yours,

Franklin Federal Tax-Free Income Fund


/s/ David P. Goss
David P. Goss
Counsel


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